Significant Accounting Policies, Judgments and Estimation Uncertainty - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 USD ($) Segment
Disclosure of accounting policies judgments and estimates uncertainty [abstract]
Number of operating segments | Segment	2
Change in financial instruments as a result of changes to measurement categories | $	$ 0
Biological asset measurement beginning period prior to harvest	Six weeks
Period of revaluation of property, plant and equipment	Three years
Stock options, vesting period	Three years
Stock options, vesting rights percentage	33.00%
Stock options, expiration period	10 years
Period of utilizing actual sales price for estimating price of produce on vine	Six weeks